Global Real Estate Securities Fund
GuideStone Funds Global Real Estate Securities Fund (formerly, Real Estate Securities Fund)
Investment Objective
The Global Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Real Estate Securities Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Real Estate Securities Fund		Institutional Class	Investor Class
Management fee		0.70%	0.70%
Other expenses		0.18%	0.47%
Acquired fund fees and expenses		0.01%	0.01%
Total annual Fund operating expenses		0.89%	1.18%
Fee waiver	[1]	(0.01%)	(0.01%)
Total annual Fund operating expenses (after fee waiver)	[2]	0.88%	1.17%
[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund’s investment of cash balances in the Money Market Fund through April 30, 2018. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	The expense information in the table has been restated to reflect current fees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Global Real Estate Securities Fund - USD ($)	Institutional Class	Investor Class
1 Year	$ 90	$ 119
3 Years	283	374
5 Years	492	648
10 Years	$ 1,095	$ 1,431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
  A Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends. A Sub-Adviser may sell a security when it no longer is deemed to meet these criteria or when other opportunities appear more attractive.
  The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets. The Fund may invest in REITs and other real estate related companies of any size. Equity securities in which the Fund may invest included preferred stock and convertible preferred stock.
  Depending on market conditions, the Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others.
  Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in securities of non-U.S. issuers. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund will allocate its assets among no less than three countries.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers use different investment techniques to identify securities that they each believe would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.
  Prior to May 1, 2017, the Fund’s name was Real Estate Securities Fund. There was no change to the Fund’s principal investment strategies.
  The Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.

Principal Investment Risks
The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance.
  There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.
  Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.
  Emerging Markets Risk: Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Foreign Securities Risk: Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  High Portfolio Turnover Risk: The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other GuideStone Funds that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if sales of portfolio investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a small asset base, leading to an increase in the Fund’s expense ratio.
  Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
  Preferred Stock Risk: Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
  Real Estate Concentration Risk: The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
  Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and net realized gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. Failure to meet these requirements may have adverse consequences on a Fund. For example, Japanese REITs (“J-REITs”) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.
  Real Estate Sector Concentration Risk: The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
  Small Capitalization Companies Risk: Small-sized companies have historically been more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31

Best Quarter: 32.06% 9/2009	Worst Quarter: (39.93)% 12/2008

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Global Real Estate Securities Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class		3.78%	7.52%	2.79%	2.83%	Dec. 29, 2006
Investor Class | after taxes on distributions	[1]	0.59%	4.88%	0.89%	0.93%	Dec. 29, 2006
Investor Class | after taxes on distributions and sale of Fund shares	[1]	2.27%	4.96%	1.49%	1.52%	Dec. 29, 2006
Institutional Class	[2]	4.07%			1.25%	Dec. 29, 2006
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)		4.06%	9.48%	1.48%	1.48%	Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	The Institutional Class commenced operations on May 1, 2015, and therefore, only one year of returns are shown for the Institutional Class.